Unit-Based Compensation (Details) - Schedule of Unit Option Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Unit Option Activity [Abstract]
Number of Options Outstanding, Beginning Balance	3,353,000	3,043,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 1.63	$ 1
Weighted Average Remaining Contractual Term (Years) Outstanding Beginning Balance	8 years 10 months 24 days	6 years 4 months 24 days
Aggregate Intrinsic Value (000’s) Outstanding, Beginning Balance	$ (10,643,900)	$ (791,180)
Number of Options, Granted		550,000
Weighted Average Exercise Price, Granted		$ 4.81
Weighted Average Remaining Contractual Term (Years), Granted		9 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Granted
Number of Options, Exercised	(326,256)	(5,500)
Weighted Average Exercise Price, Exercised		$ 1
Weighted Average Remaining Contractual Term (Years), Exercised		8 years 8 months 12 days
Aggregate Intrinsic Value (000’s), Exercised
Number of Options, Forfeited/Cancelled	(64,688)	(234,500)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 0.54	$ 1
Weighted Average Remaining Contractual Term (Years), Forfeited/Cancelled		8 years 8 months 12 days
Aggregate Intrinsic Value (000’s), Forfeited/Cancelled
Number of Options, Ending Balance		3,353,000
Weighted Average Exercise Price, Ending Balance		$ 1.63
Weighted Average Remaining Contractual Term (Years), Ending Balance	7 years 5 months 8 days	8 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Ending Balance		$ 10,643,900
Number of Options, Exercisable during period	630,649	1,195,550
Weighted Average Exercise Price, Exercisable during period	$ 2.47	$ 1
Weighted Average Remaining Contractual Term (Years), Exercisable during period	6 years 7 months 20 days	8 years 8 months 15 days
Aggregate Intrinsic Value (000’s), Exercisable during period	$ 1,423,668,000	$ 4,543,090